Property and Equipment, Net (Tables)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

As of June 30, 2024 and 2025, property and equipment, net consist of the following:

	As of June 30,
	2025	2024
Office equipment	25,392	25,527
Gross amount	$25,392	$25,527
Less: Accumulated depreciation	18,968	14,629
Net changes in foreign exchange impact	(112)	—
Total property and equipment, net	$6,536	$10,898

As of June 30, 2023 and 2024, property and equipment, net consist of the following:

	As of June 30,
	2024	2023
Office equipment	25,527	22,861
Gross amount	$25,527	$22,861
Less: Accumulated depreciation	(14,629)	(9,962)
Total property and equipment, net	$10,898	$12,899